Note 12 - Lease Obligations (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Expense, Lessee, Assets under Capital Lease	€ 18	€ 24	€ 27
Operating Leases, Rent Expense, Net	841	€ 772	€ 742
Medical Devices [Member]
Capital Lease Obligations	130
Vehicles [Member]
Capital Lease Obligations	€ 405